UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

1/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 1.0%
United Technologies Corp.	33,420	$2,255,181

Alcoholic Beverages – 1.8%
Companhia de Bebidas das Americas, ADR	19,390	$1,794,738
Pernod Ricard S.A.	28,516	2,300,748

		$4,095,486

Apparel Manufacturers – 4.9%
Compagnie Financiere Richemont S.A.	62,165	$2,083,766
Li & Fung Ltd.	516,200	2,345,286
LVMH Moet Hennessy Louis Vuitton S.A.	20,130	2,201,684
NIKE, Inc., “B”	47,820	3,048,525
Swatch Group Ltd.	6,333	1,650,899

		$11,330,160

Biotechnology – 0.9%
Genzyme Corp. (a)	39,380	$2,136,759

Broadcasting – 2.3%
Grupo Televisa S.A., ADR	60,330	$1,178,848
Walt Disney Co.	64,210	1,897,406
WPP Group PLC	245,195	2,262,848

		$5,339,102

Brokerage & Asset Managers – 5.2%
Charles Schwab Corp.	149,970	$2,742,951
CME Group, Inc.	5,560	1,594,719
Daiwa Securities Group, Inc.	223,000	1,111,807
Deutsche Boerse AG	41,370	2,727,444
Franklin Resources, Inc.	12,600	1,247,778
ICAP PLC	172,840	1,014,969
Nomura Holdings, Inc.	186,800	1,397,985

		$11,837,653

Business Services – 7.1%
Accenture Ltd., “A”	98,620	$4,042,434
Dun & Bradstreet Corp.	33,880	2,675,504
Infosys Technologies Ltd., ADR	22,540	1,170,051
Intertek Group PLC	79,230	1,522,380
MasterCard, Inc., “A”	15,420	3,853,458
Visa, Inc., “A”	21,420	1,757,083
Western Union Co.	67,060	1,243,292

		$16,264,202

Cable TV – 0.6%
DIRECTV Group, Inc., “A” (a)	41,800	$1,268,630

Chemicals – 1.3%
3M Co.	15,300	$1,231,497
Monsanto Co.	24,020	1,822,638

		$3,054,135

Computer Software – 1.8%
Oracle Corp.	180,180	$4,154,951

Computer Software - Systems – 2.9%
Acer, Inc.	786,330	$2,163,497
Apple, Inc. (a)	13,130	2,522,536
Canon, Inc.	53,300	2,087,359

		$6,773,392

Consumer Products – 5.7%
Beiersdorf AG	19,570	$1,142,741

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Church & Dwight Co., Inc.	38,170	$2,301,269
Colgate-Palmolive Co.	24,640	1,971,939
Henkel KGaA, IPS	36,600	1,861,348
Procter & Gamble Co.	58,890	3,624,680
Reckitt Benckiser Group PLC	42,200	2,193,484

		$13,095,461

Electrical Equipment – 3.1%
Danaher Corp.	45,420	$3,240,717
Keyence Corp.	5,600	1,292,284
Schneider Electric S.A.	25,427	2,613,300

		$7,146,301

Electronics – 4.3%
ARM Holdings PLC	819,190	$2,502,347
Hoya Corp.	48,100	1,289,559
Samsung Electronics Co. Ltd.	3,665	2,469,742
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	180,748	1,836,400
Tokyo Electron Ltd.	28,000	1,697,612

		$9,795,660

Energy - Independent – 1.5%
INPEX Corp.	465	$3,399,989

Energy - Integrated – 4.2%
Hess Corp.	29,900	$1,727,921
OAO Gazprom, ADR	113,090	2,758,556
Petroleo Brasileiro S.A., ADR	49,600	2,012,272
TOTAL S.A.	55,980	3,251,509

		$9,750,258

Food & Beverages – 5.8%
Groupe Danone	46,805	$2,681,338
Mead Johnson Nutrition Co., “A”	56,350	2,548,711
Nestle S.A.	120,207	5,688,141
PepsiCo, Inc.	39,710	2,367,510

		$13,285,700

Food & Drug Stores – 1.4%
CVS Caremark Corp.	36,150	$1,170,176
Tesco PLC	307,519	2,080,051

		$3,250,227

Insurance – 0.8%
Verisk Analytics, Inc., “A” (a)	62,850	$1,767,342

Internet – 1.8%
Google, Inc., “A” (a)	7,800	$4,129,476

Major Banks – 4.2%
Bank of New York Mellon Corp.	110,300	$3,208,627
HSBC Holdings PLC	192,948	2,067,964
Julius Baer Group Ltd.	86,306	2,835,305
Standard Chartered PLC	67,889	1,552,012

		$9,663,908

Medical Equipment – 8.0%
Becton, Dickinson & Co.	16,180	$1,219,487
DENTSPLY International, Inc.	55,710	1,867,956
Essilor International S.A.	24,500	1,422,550
Medtronic, Inc.	54,590	2,341,365
Sonova Holding AG	12,537	1,551,072

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
St. Jude Medical, Inc. (a)	64,180	$2,421,511
Synthes, Inc.	26,840	3,423,104
Thermo Fisher Scientific, Inc. (a)	38,630	1,782,775
Waters Corp. (a)	42,640	2,429,627

		$18,459,447

Metals & Mining – 1.0%
BHP Billiton PLC	80,970	$2,378,198

Network & Telecom – 3.6%
Cisco Systems, Inc. (a)(s)	230,070	$5,169,673
Nokia Oyj	223,290	3,082,253

		$8,251,926

Oil Services – 1.5%
Halliburton Co.	118,730	$3,468,103

Other Banks & Diversified Financials – 3.9%
Aeon Credit Service Co. Ltd.	152,600	$1,579,000
China Construction Bank	2,034,000	1,552,221
Credicorp Ltd.	22,780	1,700,071
Housing Development Finance Corp. Ltd.	38,472	1,978,320
UBS AG (a)	158,215	2,055,320

		$8,864,932

Pharmaceuticals – 8.0%
Abbott Laboratories	44,210	$2,340,477
Allergan, Inc.	29,480	1,695,100
Bayer AG	34,509	2,350,881
Johnson & Johnson	55,770	3,505,702
Novo Nordisk A/S, “B”	32,550	2,203,105
Roche Holding AG	18,130	3,044,864
Teva Pharmaceutical Industries Ltd., ADR	55,350	3,139,452

		$18,279,581

Printing & Publishing – 1.0%
Reed Elsevier PLC	303,280	$2,417,103

Specialty Chemicals – 4.2%
Akzo Nobel N.V.	46,360	$2,768,518
L’Air Liquide S.A.	15,897	1,691,623
Linde AG	17,530	1,913,448
Shin-Etsu Chemical Co. Ltd.	36,900	1,921,885
Symrise AG	65,348	1,452,310

		$9,747,784

Specialty Stores – 2.2%
Esprit Holdings Ltd.	291,630	$2,044,877
Industria de Diseno Textil S.A.	29,850	1,876,128
Staples, Inc.	48,470	1,137,106

		$5,058,111

Telecommunications - Wireless – 1.5%
MTN Group Ltd.	133,410	$1,900,912
Philippine Long Distance Telephone Co.	26,980	1,533,326

		$3,434,238

Telephone Services – 2.1%
China Unicom Ltd.	2,402,000	$2,701,280
Telefonica S.A.	85,180	2,046,023

		$4,747,303

Total Common Stocks		$228,900,699

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	2,959,878	$2,959,878

Total Investments		$231,860,577

Other Assets, Less Liabilities – (0.9)%		(2,166,450)

Net Assets – 100.0%		$229,694,127

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At January 31, 2010, the value of securities pledged amounted to $163,806. At January 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$96,932,591	$—	$—	$96,932,591
Switzerland	—	22,332,472	—	22,332,472
United Kingdom	—	19,991,356	—	19,991,356
France	—	16,162,751	—	16,162,751
Japan	9,648,190	6,129,289	—	15,777,479
Germany	2,727,445	8,720,728	—	11,448,173
Hong Kong	—	4,390,163	—	4,390,163
China	—	4,253,502	—	4,253,502
Taiwan	1,836,400	2,163,497	—	3,999,897
Other Countries	10,995,433	22,616,882	—	33,612,315
Mutual Funds	2,959,878	—	—	2,959,878

Total Investments	$125,099,937	$106,760,640	$—	$231,860,577

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$233,787,206

Gross unrealized appreciation	$19,467,735
Gross unrealized depreciation	(21,394,364)

Net unrealized appreciation (depreciation)	$(1,926,629)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$4,379,498	$10,829,579	$(12,249,199)	$2,959,878

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,315	$2,959,878

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2010, are as follows:

United States	42.2%
Switzerland	9.7%
United Kingdom	8.7%
France	7.0%
Japan	6.9%
Germany	5.0%
Hong Kong	1.9%
China	1.9%
Taiwan	1.7%
Other Countries	15.0%

6

MFS® Strategic Income Fund

1/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par		Value ($)
Bonds – 95.2%
Aerospace – 0.4%
Bombardier, Inc., 6.3%, 2014 (n)		$205,000	$206,025
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		375,000	257,775
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		320,000	322,400
Vought Aircraft Industries, Inc., 8%, 2011		320,000	317,600

			$1,103,800

Airlines – 0.4%
American Airlines Pass-Through Trust, 6.817%, 2011		$360,000	$355,500
Continental Airlines, Inc., 7.339%, 2014		548,000	521,970
Delta Air Lines, Inc., 7.711%, 2011		130,000	128,700

			$1,006,170

Apparel Manufacturers – 0.1%
Hanes Brand, Inc., 8%, 2016		$70,000	$71,750
Levi Strauss & Co., 9.75%, 2015		175,000	182,875

			$254,625

Asset Backed & Securitized – 3.7%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,200,000	$60,000
Anthracite Ltd., CDO, FRN, “A”, 0.591%, 2019 (z)		490,985	338,780
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)		900,000	33,750
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040 (z)		541,593	230,285
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		457,091	461,662
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		1,097,484	1,135,804
Crest Ltd., “A1” CDO, 0.731%, 2018 (z)		865,461	636,114
Crest Ltd., CDO, 7%, 2040		400,000	20,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		874,079	923,273
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		550,000	561,091
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		700,000	246,914
Falcon Franchise Loan LLC, FRN, 3.038%, 2021 (i)(z)		3,102,489	146,704
Falcon Franchise Loan LLC, FRN, 3.67%, 2025 (i)(z)		2,913,461	203,651
First Union-Lehman Brothers Bank of America, FRN, 0.451%, 2035 (i)		13,611,501	262,040
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		371,306	390,971
GMAC LLC, FRN, 6.02%, 2033 (z)		1,758,000	1,653,532
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		770,000	789,975
KKR Financial CLO Ltd., “C”, FRN, 1.722%, 2021 (n)		543,751	350,720
Morgan Stanley Capital I, Inc., 1.269%, 2039 (i)(z)		9,565,606	151,997
Prudential Securities Secured Financing Corp., FRN, 7.3%, 2013 (z)		875,000	782,065
Salomon Brothers Mortgage Securities, Inc., FRN, 6.841%, 2032 (z)		1,075,000	1,130,512

			$10,509,840

Automotive – 1.0%
Accuride Corp., 8.5%, 2015 (d)		$75,000	$68,438
Allison Transmission, Inc., 11%, 2015 (n)		825,000	870,375
FCE Bank PLC, 7.125%, 2012	EUR	550,000	758,762
Ford Motor Credit Co. LLC, 12%, 2015		$778,000	893,431
Johnson Controls, Inc., 5.25%, 2011		290,000	302,152

			$2,893,158

Basic Industry – 0.0%
TriMas Corp., 9.75%, 2017 (n)		$45,000	$44,888

Broadcasting – 2.0%
Allbritton Communications Co., 7.75%, 2012		$410,000	$406,925
Intelsat Jackson Holdings Ltd., 9.5%, 2016		970,000	1,023,350
Lamar Media Corp., 6.625%, 2015		385,000	370,563
Lamar Media Corp., “C”, 6.625%, 2015		130,000	123,825
LBI Media, Inc., 8.5%, 2017 (z)		190,000	161,500
LIN TV Corp., 6.5%, 2013		415,000	396,325
Local TV Finance LLC, 9.25%, 2015 (p)(z)		501,637	265,450

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Newport Television LLC, 13%, 2017 (n)(p)		$422,156	$197,270
News America, Inc., 6.4%, 2035		890,000	929,043
News America, Inc., 6.9%, 2039 (n)		251,000	277,790
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		382,086	305,573
Nexstar Broadcasting Group, Inc., 7%, 2014		126,000	100,800
Salem Communications Corp., 9.625%, 2016 (n)		80,000	84,400
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		130,000	133,900
Univision Communications, Inc., 12%, 2014 (n)		145,000	156,600
Univision Communications, Inc., 10.5%, 2015 (n)(p)		799,962	671,768

			$5,605,082

Brokerage & Asset Managers – 1.0%
BlackRock, Inc., 3.5%, 2014		$700,000	$701,550
Janus Capital Group, Inc., 6.95%, 2017		375,000	371,261
Nuveen Investments, Inc., 10.5%, 2015		250,000	231,250
TD AMERITRADE Holding Corp., 5.6%, 2019		1,600,000	1,617,238

			$2,921,299

Building – 1.6%
Associated Materials, Inc., 11.25%, 2014		$355,000	$355,000
Building Materials Corp. of America, 7.75%, 2014		190,000	197,363
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	150,000	211,095
CEMEX Finance LLC, 9.5%, 2016 (n)		$1,099,000	1,118,233
CRH PLC, 8.125%, 2018		590,000	697,469
Lafarge S.A., 6.15%, 2011		1,320,000	1,397,303
Norcraft Cos., LP, 10.5%, 2015 (n)		95,000	98,800
Nortek, Inc., 11%, 2013		311,377	326,946
Ply Gem Industries, Inc., 11.75%, 2013		190,000	193,325
USG Corp., 9.75%, 2014 (n)		45,000	47,700

			$4,643,234

Business Services – 0.6%
First Data Corp., 9.875%, 2015		$650,000	$580,125
First Data Corp., 11.25%, 2016		415,000	346,525
Iron Mountain, Inc., 6.625%, 2016		320,000	310,400
Iron Mountain, Inc., 8.375%, 2021		130,000	134,875
SunGard Data Systems, Inc., 10.25%, 2015		318,000	329,925

			$1,701,850

Cable TV – 1.9%
CCO Holdings LLC, 8.75%, 2013		$860,000	$871,825
Charter Communications Holding Co., LLC, 8.375%, 2014 (n)		240,000	244,200
Charter Communications Holding Co., LLC, 10.875%, 2014 (n)		125,000	140,000
CSC Holdings, Inc., 6.75%, 2012		47,000	48,880
CSC Holdings, Inc., 8.5%, 2014 (n)		410,000	434,600
DIRECTV Holdings LLC, 7.625%, 2016		255,000	279,225
DIRECTV Holdings LLC, 5.875%, 2019 (n)		370,000	387,061
Mediacom LLC, 9.125%, 2019 (n)		35,000	35,000
TCI Communications, Inc., 9.8%, 2012		841,000	957,854
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,108,241
Videotron LTEE, 6.875%, 2014		190,000	189,050
Virgin Media Finance PLC, 9.125%, 2016		350,000	364,000
Virgin Media Finance PLC, 9.5%, 2016		155,000	164,300

			$5,224,236

Chemicals – 2.4%
Ashland, Inc., 9.125%, 2017 (n)		$385,000	$419,650
Dow Chemical Co., 8.55%, 2019		1,410,000	1,686,247
Hexion Finance Escrow LLC, 8.875%, 2018 (z)		210,000	202,388

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Hexion Specialty Chemicals, Inc., 9.75%, 2014	$260,000	$251,550
Huntsman International LLC, 5.5%, 2016 (n)	205,000	178,863
Innophos Holdings, Inc., 8.875%, 2014	360,000	367,200
Lumena Resources Corp., 12%, 2014 (n)	1,309,000	1,152,318
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	325,000	364,000
Momentive Performance Materials, Inc., 11.5%, 2016	182,000	157,885
Nalco Finance Holdings, Inc., 9%, 2014	450,000	463,500
Yara International A.S.A., 5.25%, 2014 (n)	1,300,000	1,377,167

		$6,620,768

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$255,000	$261,375

Construction – 0.5%
Lennar Corp., 5.125%, 2010	$1,110,000	$1,118,325
Lennar Corp., 12.25%, 2017	140,000	170,800
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020 (z)	100,000	101,000

		$1,390,125

Consumer Products – 1.0%
ACCO Brands Corp., 10.625%, 2015 (n)	$30,000	$32,850
ACCO Brands Corp., 7.625%, 2015	135,000	126,563
Controladora Mabe S.A. de C.V., 7.875%, 2019 (n)	227,000	227,568
Fortune Brands, Inc., 5.125%, 2011	1,235,000	1,277,269
Hasbro, Inc., 6.125%, 2014	200,000	219,368
Jarden Corp., 7.5%, 2017	320,000	321,600
Scotts Miracle-Gro Co., 7.25%, 2018	60,000	61,050
Visant Holding Corp., 8.75%, 2013	205,000	210,125
Whirlpool Corp., 8%, 2012	429,000	474,305

		$2,950,698

Consumer Services – 1.1%
Corrections Corp. of America, 6.25%, 2013	$200,000	$200,500
KAR Holdings, Inc., 10%, 2015	110,000	116,600
KAR Holdings, Inc., FRN, 4.281%, 2014	170,000	157,250
Service Corp. International, 7%, 2017	435,000	429,563
Service Corp. International, 7.625%, 2018	312,000	315,900
Ticketmaster Entertainment, Inc., 10.75%, 2016	195,000	213,038
Western Union Co., 5.4%, 2011	1,610,000	1,725,387

		$3,158,238

Containers – 0.7%
Crown Americas LLC, 7.75%, 2015	$250,000	$256,875
Graham Packaging Holdings Co., 9.875%, 2014	450,000	462,938
Greif, Inc., 6.75%, 2017	915,000	898,988
Owens-Brockway Glass Container, Inc., 8.25%, 2013	370,000	377,400
Reynolds Group, 7.75%, 2016 (n)	105,000	105,788

		$2,101,989

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,366,566
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	418,243
L-3 Communications Corp., 6.125%, 2014	330,000	334,125

		$2,118,934

Electronics – 0.3%
Avago Technologies Ltd., 11.875%, 2015	$160,000	$177,200
Flextronics International Ltd., 6.25%, 2014	144,000	142,920
Freescale Semiconductor, Inc., 8.875%, 2014	340,000	302,600

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Jabil Circuit, Inc., 7.75%, 2016	$260,000	$276,900

		$899,620

Emerging Market Quasi-Sovereign – 2.5%
Banco do Brasil (Cayman Branch), 6%, 2020 (z)	$381,000	$378,745
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	240,000	253,837
Export-Import Bank of Korea, 5.875%, 2015	168,000	180,386
Gaz Capital S.A., 8.125%, 2014 (n)	947,000	1,028,679
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	109,000	118,538
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	633,000	780,173
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	176,000	201,740
Majapahit Holding B.V., 7.75%, 2020 (n)	595,000	615,825
Petroleos Mexicanos, 6%, 2020 (z)	768,000	758,692
Petroleos Mexicanos, 8%, 2019	467,000	532,380
Qtel International Finance Ltd., 7.875%, 2019 (n)	355,000	403,739
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	939,618
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	789,519

		$6,981,871

Emerging Market Sovereign – 1.5%
Republic of Argentina, FRN, 0.943%, 2012	$247,163	$211,901
Republic of Colombia, 6.125%, 2041	801,000	720,900
Republic of Croatia, 6.75%, 2019 (n)	552,000	584,722
Republic of El Salvador, 7.375%, 2019 (n)	100,000	105,250
Republic of Hungary, 6.25%, 2020	550,000	551,656
Republic of Indonesia, 5.875%, 2020 (z)	447,000	453,146
Republic of Indonesia, 7.75%, 2038 (n)	211,000	232,891
Republic of Philippines, 6.5%, 2020	100,000	105,750
Republic of Philippines, 6.375%, 2034	599,000	564,558
Republic of Vietnam, 6.75%, 2020 (z)	100,000	100,375
State of Qatar, 5.25%, 2020 (n)	630,000	632,363

		$4,263,512

Energy - Independent – 3.4%
Anadarko Finance Co., 6.75%, 2011	$910,000	$960,638
Chaparral Energy, Inc., 8.875%, 2017	370,000	321,900
Chesapeake Energy Corp., 9.5%, 2015	435,000	474,150
Chesapeake Energy Corp., 6.375%, 2015	230,000	225,400
EnCana Corp., 6.5%, 2019	470,000	528,907
Forest Oil Corp., 8.5%, 2014	110,000	115,500
Forest Oil Corp., 7.25%, 2019	190,000	190,950
Hilcorp Energy I LP, 9%, 2016 (n)	455,000	472,063
Mariner Energy, Inc., 8%, 2017	280,000	273,700
McMoRan Exploration Co., 11.875%, 2014	150,000	163,500
Newfield Exploration Co., 6.625%, 2014	255,000	257,550
Newfield Exploration Co., 6.625%, 2016	120,000	120,000
OPTI Canada, Inc., 8.25%, 2014	245,000	215,600
Penn Virginia Corp., 10.375%, 2016	810,000	892,013
Petrohawk Energy Corp., 10.5%, 2014	135,000	149,175
Pioneer Natural Resources Co., 6.875%, 2018	280,000	275,070
Pioneer Natural Resources Co., 7.5%, 2020	610,000	619,391
Plains Exploration & Production Co., 7%, 2017	580,000	572,025
Questar Market Resources, Inc., 6.8%, 2020	631,000	700,489
Quicksilver Resources, Inc., 8.25%, 2015	455,000	468,650
Range Resources Corp., 8%, 2019	330,000	351,450
SandRidge Energy, Inc., 9.875%, 2016 (n)	85,000	90,313
SandRidge Energy, Inc., 8%, 2018 (n)	585,000	582,075
Southwestern Energy Co., 7.5%, 2018	280,000	298,200

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Independent – continued
Talisman Energy, Inc., 7.75%, 2019		$120,000	$141,997

			$9,460,706

Energy - Integrated – 1.0%
CCL Finance Ltd., 9.5%, 2014 (n)		$365,000	$388,725
Cenovus Energy, Inc., 4.5%, 2014 (n)		320,000	336,898
Hess Corp., 8.125%, 2019		270,000	329,402
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		465,000	483,600
Petro-Canada, 5%, 2014		860,000	919,916
TNK-BP Finance S.A., 6.25%, 2015 (z)		186,000	185,122
TNK-BP Finance S.A., 7.25%, 2020 (z)		228,000	225,948

			$2,869,611

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016		$285,000	$306,375
AMC Entertainment, Inc., 8.75%, 2019		270,000	279,450
Cinemark USA, Inc., 8.625%, 2019		385,000	401,363

			$987,188

Financial Institutions – 2.0%
CIT Group, Inc., 7%, 2017		$465,000	$396,413
General Electric Capital Corp., 6%, 2019		300,000	310,525
General Electric Capital Corp., 5.5%, 2020		710,000	703,144
General Electric Capital Corp., FRN, 0.411%, 2012		770,000	752,978
GMAC, Inc., 6.875%, 2011		253,000	253,000
GMAC, Inc., 7%, 2012		185,000	183,613
GMAC, Inc., 6.75%, 2014		945,000	919,013
GMAC, Inc., 8%, 2031		360,000	344,700
International Lease Finance Corp., 5.625%, 2013		765,000	629,479
ORIX Corp., 5.48%, 2011		970,000	999,616

			$5,492,481

Food & Beverages – 2.3%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)		$1,100,000	$1,304,727
ARAMARK Corp., 8.5%, 2015		240,000	240,600
B&G Foods, Inc., 7.625%, 2018		100,000	101,000
BFF International Ltd., 7.25%, 2020 (z)		103,000	101,841
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		179,000	187,950
Dean Foods Co., 7%, 2016		335,000	326,625
Del Monte Foods Co., 6.75%, 2015		360,000	368,100
Kraft Foods, Inc., 6.125%, 2018		720,000	773,725
Michael Foods, Inc., 8%, 2013		495,000	505,519
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,476,685
Pinnacle Foods Finance LLC, 9.25%, 2015		360,000	361,800
Tyson Foods, Inc., 7.85%, 2016		560,000	588,000

			$6,336,572

Forest & Paper Products – 0.8%
Buckeye Technologies, Inc., 8.5%, 2013		$330,000	$335,775
Cascades, Inc., 7.75%, 2017 (n)		185,000	188,700
Georgia-Pacific Corp., 7.125%, 2017 (n)		255,000	261,375
Georgia-Pacific Corp., 8%, 2024		285,000	296,400
Georgia-Pacific Corp., 7.25%, 2028		85,000	82,025
Graphic Packaging International Corp., 9.5%, 2013		160,000	164,400
Jefferson Smurfit Corp., 8.25%, 2012 (d)		110,000	91,850
JSG Funding PLC, 7.75%, 2015		25,000	24,375
Millar Western Forest Products Ltd., 7.75%, 2013		530,000	429,300
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	269,016

			$2,143,216

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – 1.7%
Boyd Gaming Corp., 6.75%, 2014		$265,000	$245,125
Firekeepers Development Authority, 13.875%, 2015 (n)		260,000	297,700
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		315,000	3,150
Harrah’s Operating Co., Inc., 11.25%, 2017		565,000	600,313
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,385
Harrah’s Operating Co., Inc., 10%, 2018		298,000	236,910
Host Hotels & Resorts, Inc., 7.125%, 2013		115,000	115,863
Host Hotels & Resorts, Inc., 6.75%, 2016		285,000	278,588
Host Hotels & Resorts, Inc., 9%, 2017 (n)		65,000	69,550
Marriott International, Inc., 5.625%, 2013		630,000	666,033
MGM Mirage, 6.75%, 2013		170,000	154,700
MGM Mirage, 10.375%, 2014 (n)		45,000	49,388
MGM Mirage, 7.5%, 2016		330,000	275,550
MGM Mirage, 11.125%, 2017 (n)		120,000	135,000
MGM Mirage, 11.375%, 2018 (n)		155,000	146,475
Penn National Gaming, Inc., 8.75%, 2019 (n)		270,000	275,400
Pinnacle Entertainment, Inc., 7.5%, 2015		340,000	314,500
Royal Caribbean Cruises Ltd., 7%, 2013		225,000	223,313
Royal Caribbean Cruises Ltd., 11.875%, 2015		70,000	81,725
Scientific Games Corp., 6.25%, 2012		335,000	328,300
Station Casinos, Inc., 6%, 2012 (d)		225,000	38,250
Station Casinos, Inc., 6.5%, 2014 (d)		620,000	3,100
Station Casinos, Inc., 6.875%, 2016 (d)		1,060,000	5,300
Wyndham Worldwide Corp., 6%, 2016		380,000	367,935

			$4,914,553

Industrial – 1.0%
Altra Holdings, Inc., 8.125%, 2016 (n)		$190,000	$196,175
Aquilex Corp., 11.125%, 2016 (n)		60,000	62,400
Baldor Electric Co., 8.625%, 2017		350,000	356,125
Great Lakes Dredge & Dock Corp., 7.75%, 2013		230,000	230,000
Johns Hopkins University, 5.25%, 2019		1,180,000	1,247,248
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		165,000	171,188
Steelcase, Inc., 6.5%, 2011		589,000	596,097

			$2,859,233

Insurance – 2.3%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,273,625
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,010,000	1,581,569
Metropolitan Life Global Funding, 2.875%, 2012 (n)		830,000	844,412
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	460,677
Principal Financial Group, Inc., 8.875%, 2019		650,000	775,659
Prudential Financial, Inc., 6.2%, 2015		660,000	732,492
Unum Group, 7.125%, 2016		870,000	932,632

			$6,601,066

Insurance - Property & Casualty – 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,035,000	$1,087,850
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		330,000	363,000
USI Holdings Corp., 9.75%, 2015 (z)		320,000	296,800
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	974,550

			$2,722,200

International Market Quasi-Sovereign – 2.8%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	$493,687
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,235,883
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,104,287
Irish Life & Permanent PLC, 3.6%, 2013 (z)		1,300,000	1,309,068

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
LeasePlan Corp. N.V., 3%, 2012 (n)		$470,000	$484,124
Lloyds TSB Bank PLC, FRN, 1.251%, 2012 (n)		1,000,000	1,016,135
Royal Bank of Scotland PLC, FRN, 0.973%, 2012 (n)		1,497,000	1,516,374
Swedbank AB, 2.8%, 2012 (n)		300,000	308,092
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	536,194

			$8,003,844

International Market Sovereign – 13.4%
Dutch Government, 3.75%, 2014	EUR	860,000	$1,269,347
Federal Republic of Germany, 5.25%, 2010	EUR	1,112,000	1,572,608
Federal Republic of Germany, 3.75%, 2015	EUR	1,965,000	2,909,083
Federal Republic of Germany, 4.25%, 2018	EUR	966,000	1,458,924
Federal Republic of Germany, 6.25%, 2030	EUR	725,000	1,318,306
Government of Canada, 4.5%, 2015	CAD	476,000	488,064
Government of Canada, 5.75%, 2033	CAD	86,000	101,442
Government of Japan, 1.5%, 2012	JPY	103,000,000	1,176,391
Government of Japan, 1.3%, 2014	JPY	227,000,000	2,608,092
Government of Japan, 1.7%, 2017	JPY	320,000,000	3,752,046
Government of Japan, 2.2%, 2027	JPY	102,000,000	1,163,701
Government of Japan, 2.4%, 2037	JPY	108,000,000	1,228,964
Kingdom of Belgium, 5.5%, 2017	EUR	631,000	1,007,164
Kingdom of Netherlands, 5.5%, 2028	EUR	200,000	330,436
Kingdom of Spain, 5.35%, 2011	EUR	2,541,000	3,732,897
Kingdom of Spain, 4.6%, 2019	EUR	234,000	337,813
Republic of Austria, 4.65%, 2018	EUR	434,000	656,668
Republic of France, 4.75%, 2012	EUR	702,000	1,055,520
Republic of France, 6%, 2025	EUR	590,000	1,013,873
Republic of France, 4.75%, 2035	EUR	811,000	1,234,895
Republic of Ireland, 4.6%, 2016	EUR	926,000	1,323,058
Republic of Italy, 4.75%, 2013	EUR	1,472,000	2,180,364
Republic of Italy, 5.25%, 2017	EUR	1,673,000	2,575,862
Republic of Portugal, 4.45%, 2018	EUR	296,000	416,741
United Kingdom Treasury, 8%, 2015	GBP	752,000	1,512,988
United Kingdom Treasury, 8%, 2021	GBP	276,000	598,716
United Kingdom Treasury, 4.25%, 2036	GBP	382,000	595,209

			$37,619,172

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		$820,000	$828,307
Province of Ontario, 5.45%, 2016		745,000	832,580

			$1,660,887

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,121,977
Case New Holland, Inc., 7.125%, 2014		300,000	300,000
Rental Service Corp., 9.5%, 2014		345,000	349,313

			$1,771,290

Major Banks – 4.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,306,400
Bank of America Corp., 7.375%, 2014		460,000	521,381
Bank of America Corp., 8% to 2018, FRN to 2049		355,000	337,055
Bank of New York Mellon Corp., 4.3%, 2014		1,110,000	1,178,557
Barclays Bank PLC, 5.125%, 2020		770,000	761,009
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	201,068
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	579,000
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	768,156
Credit Suisse New York, 5.5%, 2014		650,000	710,538

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 6%, 2014	$450,000	$492,916
Goldman Sachs Group, Inc., 7.5%, 2019	804,000	931,900
JPMorgan Chase Capital XXVII, 7%, 2039	780,000	806,676
Macquarie Group Ltd., 6%, 2020 (z)	933,000	922,048
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	418,576
Morgan Stanley, 6.75%, 2011	640,000	681,510
Morgan Stanley, 6%, 2014	620,000	675,319
Morgan Stanley, 7.3%, 2019	250,000	282,416
Morgan Stanley, 5.625%, 2019	420,000	423,907
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	175,000	136,306
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,187,000	1,175,130
Wells Fargo & Co., FRN, 7.98% to 2018, FRN to 2049	405,000	409,050

		$13,718,918

Medical & Health Technology & Services – 3.5%
Biomet, Inc., 10%, 2017	$350,000	$380,625
Biomet, Inc., 11.625%, 2017	290,000	319,000
Cardinal Health, Inc., 5.8%, 2016	840,000	902,042
Community Health Systems, Inc., 8.875%, 2015	610,000	630,588
Cooper Cos., Inc., 7.125%, 2015	265,000	260,363
DaVita, Inc., 6.625%, 2013	159,000	159,398
DaVita, Inc., 7.25%, 2015	753,000	753,941
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	207,200
HCA, Inc., 6.375%, 2015	715,000	659,588
HCA, Inc., 9.25%, 2016	855,000	902,025
HCA, Inc., 8.5%, 2019 (n)	205,000	216,788
HealthSouth Corp., 8.125%, 2020	420,000	411,600
Hospira, Inc., 5.55%, 2012	450,000	483,210
Hospira, Inc., 6.05%, 2017	410,000	443,739
McKesson Corp., 5.7%, 2017	370,000	397,274
Owens & Minor, Inc., 6.35%, 2016	710,000	662,660
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	175,000	163,188
Psychiatric Solutions, Inc., 7.75%, 2015	100,000	95,750
Tenet Healthcare Corp., 9.25%, 2015	310,000	320,850
U.S. Oncology, Inc., 10.75%, 2014	350,000	364,875
United Surgical Partners International, Inc., 8.875%, 2017	85,000	87,338
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	135,363
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	298,138
Universal Hospital Services, Inc., FRN, 3.859%, 2015	90,000	76,950
VWR Funding, Inc., 11.25%, 2015 (p)	359,125	375,286

		$9,707,779

Metals & Mining – 1.7%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$341,550
Bumi Capital Pte Ltd., 12%, 2016 (n)	741,000	761,378
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	230,000	235,750
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	230,000	239,200
FMG Finance Ltd., 10.625%, 2016 (n)	350,000	396,375
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	630,000	685,125
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	160,000	159,114
Gerdau Holdings, Inc., 7%, 2020 (n)	373,000	374,865
Peabody Energy Corp., 7.375%, 2016	20,000	21,250
Peabody Energy Corp., “B”, 6.875%, 2013	565,000	572,769
Rio Tinto Finance USA Ltd., 5.875%, 2013	205,000	223,551
Vale Overseas Ltd., 6.875%, 2039	718,000	733,173

		$4,744,100

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – 2.8%
Fannie Mae, 5.5%, 2019 - 2034	$4,865,555	$5,192,861
Fannie Mae, 6.5%, 2031	186,451	205,971
Fannie Mae, 6%, 2034 (f)	2,272,060	2,455,184

		$7,854,016

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$389,813
EQT Corp., 8.125%, 2019	550,000	662,720
Inergy LP, 6.875%, 2014	335,000	334,163

		$1,386,696

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$300,000	$277,500
Atlas Pipeline Partners LP, 8.75%, 2018	270,000	249,750
CenterPoint Energy, Inc., 7.875%, 2013	1,096,000	1,257,032
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	265,000	275,890
El Paso Corp., 8.25%, 2016	275,000	296,313
El Paso Corp., 7%, 2017	145,000	148,249
El Paso Corp., 7.75%, 2032	145,000	144,114
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,542,530
MarkWest Energy Partners LP, 6.875%, 2014	235,000	230,300
Spectra Energy Capital LLC, 8%, 2019	679,000	818,426
Williams Cos., Inc., FRN, 2.251%, 2010 (z)	630,000	629,706

		$5,869,810

Network & Telecom – 2.9%
AT&T, Inc., 5.8%, 2019	$660,000	$703,968
CenturyTel, Inc., 7.6%, 2039	840,000	879,971
Cincinnati Bell, Inc., 8.375%, 2014	535,000	539,013
Citizens Communications Co., 9%, 2031	115,000	113,850
Deutsche Telekom International Finance B.V., 8.5%, 2010	543,000	558,161
France Telecom, 4.375%, 2014	640,000	677,388
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	495,225
Qwest Communications International, Inc., 8%, 2015 (n)	105,000	108,675
Qwest Communications International, Inc., 7.125%, 2018 (z)	270,000	263,250
Qwest Corp., 7.5%, 2014	560,000	590,800
Telecom Italia Capital, 4.875%, 2010	248,000	254,030
Telefonica S.A., 5.877%, 2019	760,000	816,261
Telemar Norte Leste S.A., 9.5%, 2019 (n)	373,000	443,870
Verizon Communications, Inc., 8.75%, 2018	690,000	870,885
Verizon New England, Inc., 6.5%, 2011	450,000	483,615
Windstream Corp., 8.625%, 2016	300,000	307,875

		$8,106,837

Oil Services – 0.6%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$260,000	$234,000
Basic Energy Services, Inc., 7.125%, 2016	105,000	90,300
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	99,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (z)	145,000	144,638
Smith International, Inc., 9.75%, 2019	800,000	1,047,198
Trico Shipping A.S., 11.875%, 2014 (n)	75,000	78,750

		$1,694,386

Oils – 0.1%
Holly Corp., 9.875%, 2017 (n)	$85,000	$90,100
Petroplus Holdings AG, 9.375%, 2019 (n)	110,000	108,900

		$199,000

Other Banks & Diversified Financials – 4.1%
American Express Centurion Bank, 5.2%, 2010	$840,000	$869,906

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Banco BMG S.A., 9.95%, 2019 (n)	$796,000	$837,795
Banco Votorantim, 7.375%, 2020 (z)	119,000	120,636
Bosphorus Financial Services Ltd., FRN, 2.072%, 2012 (z)	450,000	430,154
Capital One Financial Corp., 8.8%, 2019	660,000	800,362
Capital One Financial Corp., 10.25%, 2039	740,000	847,159
Citigroup, Inc., 6.375%, 2014	630,000	668,514
Citigroup, Inc., 5.5%, 2014	530,000	545,898
Citigroup, Inc., 8.5%, 2019	461,000	537,496
Groupe BPCE S.A.,12.5% to 2019, FRN to 2049 (n)	645,000	774,885
LBG Capital No. 1 PLC, 7.875%, 2020 (z)	210,000	184,800
Lloyds TSB Bank PLC, 5.8%, 2020 (z)	1,090,000	1,077,894
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	226,956
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	959,772
Swedbank AB, 9% to 2010, FRN to 2049 (n)	800,000	784,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	928,200
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	728,181
Woori America Bank, 7%, 2015 (n)	265,000	291,767

		$11,614,375

Pharmaceuticals – 1.1%
Pfizer, Inc., 6.2%, 2019	$1,280,000	$1,435,080
Roche Holdings, Inc., 6%, 2019 (n)	1,130,000	1,248,039
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	391,633

		$3,074,752

Pollution Control – 0.7%
Allied Waste North America, Inc., 7.125%, 2016	$1,015,000	$1,093,663
Republic Services, Inc., 5.25%, 2021 (n)	730,000	737,680

		$1,831,343

Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 9.75%, 2014	$125,000	$142,813
Teck Resources Ltd., 10.25%, 2016	75,000	85,688
Teck Resources Ltd., 10.75%, 2019	255,000	300,263
Teck Resources Ltd., 6.125%, 2035	723,000	647,085

		$1,175,849

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$26,023	$16,349
American Media Operations, Inc., 14%, 2013 (p)(z)	278,208	171,229
Nielsen Finance LLC, 10%, 2014	405,000	421,200
Nielsen Finance LLC, 11.5%, 2016	205,000	229,600
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	487,695
Tribune Co., 5.25%, 2015 (d)	280,000	78,400

		$1,404,473

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$140,000	$144,025
Panama Canal Railway Co., 7%, 2026 (n)	324,868	256,646
TFM S.A. de C.V., 9.375%, 2012	88,000	90,200

		$490,871

Real Estate – 1.0%
Kimco Realty Corp., REIT, 6.875%, 2019	$191,000	$204,394
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	1,923,946
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	641,616

		$2,769,956

Retailers – 2.4%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,349,740

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Couche-Tard, Inc., 7.5%, 2013	$490,000	$496,125
Dollar General Corp., 11.875%, 2017 (p)	141,000	162,150
Federated Retail Holdings, Inc., 5.9%, 2016	345,000	329,475
Limited Brands, Inc., 5.25%, 2014	671,000	647,515
Limited Brands, Inc., 6.95%, 2033	115,000	99,475
Macy’s Retail Holdings, Inc., 5.75%, 2014	280,000	280,700
Macy’s Retail Holdings, Inc., 8.875%, 2015	860,000	937,400
Neiman Marcus Group, Inc., 10.375%, 2015	285,000	279,300
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	599,200
Staples, Inc., 9.75%, 2014	690,000	841,702
Toys “R” Us, Inc., 7.625%, 2011	115,000	118,738
Toys “R” Us, Inc., 10.75%, 2017 (n)	415,000	459,613
Toys “R” Us, Inc., 8.5%, 2017 (n)	150,000	154,500

		$6,755,633

Specialty Chemicals – 0.1%
Airgas, Inc., 7.125%, 2018 (z)	$180,000	$189,000

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$276,000	$281,865

Supermarkets – 0.4%
Delhaize Group, 5.875%, 2014	$740,000	$813,381
SUPERVALU, Inc., 8%, 2016	180,000	180,000

		$993,381

Supranational – 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)	$177,000	$187,620

Telecommunications - Wireless – 1.8%
American Tower Corp., 4.625%, 2015	$440,000	$452,371
Cricket Communications, Inc., 7.75%, 2016	195,000	196,219
Crown Castle International Corp., 9%, 2015	175,000	189,656
Crown Castle International Corp., 7.75%, 2017 (n)	125,000	134,688
Crown Castle International Corp., 7.125%, 2019	445,000	441,663
Crown Castle Towers LLC, 6.113%, 2040 (z)	838,000	868,843
Digicel Group Ltd., 12%, 2014 (n)	100,000	111,000
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	359,000	364,385
Nextel Communications, Inc., 6.875%, 2013	255,000	237,788
NII Holdings, Inc., 10%, 2016 (n)	255,000	266,475
Rogers Cable, Inc., 5.5%, 2014	659,000	715,465
Sprint Nextel Corp., 8.375%, 2017	380,000	370,500
Sprint Nextel Corp., 8.75%, 2032	155,000	139,500
Wind Acquisition Finance S.A., 12%, 2015 (n)	532,000	573,230

		$5,061,783

Telephone Services – 0.1%
Frontier Communications Corp., 8.125%, 2018	$315,000	$317,363

Tobacco – 1.0%
Alliance One International, Inc., 10%, 2016 (n)	$170,000	$180,200
Altria Group, Inc., 9.25%, 2019	1,040,000	1,280,515
Lorillard Tobacco Co., 8.125%, 2019	329,000	361,006
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,108,849

		$2,930,570

Transportation – 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024	$551,528	$581,862

Transportation - Services – 0.7%
Commercial Barge Line Co., 12.5%, 2017	$310,000	$323,175

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Erac USA Finance Co., 6.375%, 2017 (n)	$930,000	$1,015,675
Hertz Corp., 8.875%, 2014	440,000	443,300
Navios Maritime Holdings, Inc., 8.875%, 2017 (n)	275,000	284,625

		$2,066,775

Utilities - Electric Power – 4.4%
AES Corp., 8%, 2017	$670,000	$675,025
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	811,262
Beaver Valley Funding Corp., 9%, 2017	1,360,000	1,490,778
Calpine Corp., 8%, 2016 (n)	280,000	285,600
Colbun S.A., 6%, 2020 (z)	637,000	636,557
Dynegy Holdings, Inc., 7.5%, 2015	230,000	205,850
Dynegy Holdings, Inc., 7.5%, 2015 (n)	235,000	209,150
Dynegy Holdings, Inc., 7.75%, 2019	170,000	136,000
Edison Mission Energy, 7%, 2017	560,000	442,400
Enel Finance International S.A., 5.125%, 2019 (n)	1,478,000	1,497,706
Energy Future Holdings, 10%, 2020 (z)	220,000	226,050
Enersis S.A., 7.375%, 2014	191,000	213,164
Exelon Generation Co. LLC, 5.2%, 2019	360,000	367,403
Exelon Generation Co. LLC, 6.25%, 2039	740,000	764,582
FirstEnergy Corp., 6.45%, 2011	39,000	42,031
Mirant North America LLC, 7.375%, 2013	385,000	383,075
NRG Energy, Inc., 7.375%, 2016	1,005,000	999,975
Pacific Gas & Electric Co., 4.2%, 2011	630,000	651,623
PSEG Power LLC, 7.75%, 2011	855,000	916,260
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,340,000	1,048,550
Waterford 3 Funding Corp., 8.09%, 2017	433,207	438,418

		$12,441,459

Total Bonds		$267,547,803

Floating Rate Loans (g)(r) – 1.2%
Automotive – 0.3%
Accuride Corp., Term Loan B, 10%, 2013	$49,117	$49,064
Allison Transmission, Inc., Term Loan B, 3%, 2014	327,426	300,004
Federal Mogul Corp., Term Loan B, 2.16%, 2014	350,298	296,440
Ford Motor Co., Term Loan B, 3.25%, 2013	353,457	330,167

		$975,675

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$183,966	$168,789
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	249,763	196,064
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	133,079	104,467

		$469,320

Building – 0.0%
Building Materials Corp., Term Loan B, 3%, 2014	$55,395	$53,918

Chemicals – 0.3%
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.73%, 2014	$10,934	$7,907
LyondellBasell, Dutch Tranche Term Loan A, 3.73%, 2014	24,751	17,898
LyondellBasell, German Term Loan B-1, 3.98%, 2014	31,392	22,700
LyondellBasell, German Term Loan B-2, 3.98%, 2014	31,392	22,700
LyondellBasell, German Term Loan B-3, 3.98%, 2014	31,392	22,700
LyondellBasell, Second Priority DIP Term Loan, 5.79%, 2010 (o)	198,303	207,350
LyondellBasell, Super Priority DIP Term Loan, 2010 (q)	61,813	64,393
LyondellBasell, Term Loan B-1, 7%, 2014	136,217	98,502
LyondellBasell, Term Loan B-2, 7%, 2014	136,217	98,502
LyondellBasell, Term Loan B-3, 7%, 2014	136,217	98,502
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.73%, 2014	41,004	29,651

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Chemicals – continued
LyondellBasell, U.S. Tranche Term Loan A, 3.76%, 2014			$78,124	$56,494

				$747,299

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014			$310,737	$45,575
MGM Mirage, Term Loan B, 6%, 2011 (o)			242,758	233,412

				$278,987

Printing & Publishing – 0.1%
Tribune Co., Term Loan B, 5.25%, 2014 (d)			$540,238	$307,936

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013			$100,647	$90,677
Michaels Stores, Inc., Term Loan B-2, 4.81%, 2016			132,711	126,186

				$216,863

Utilities - Electric Power – 0.1%
TXU Corp., Term Loan B-3, 3.73%, 2014 (o)			$338,462	$274,766

Total Floating Rate Loans				$3,324,764

Common Stocks – 0.1%
Broadcasting – 0.0%
Supermedia, Inc. (a)			144	$5,229

Construction – 0.1%
Nortek, Inc. (a)			4,925	$192,066

Printing & Publishing – 0.0%
American Media, Inc. (a)			4,766	$13,680
Dex One Corp. (a)			3,706	124,357
World Color Press, Inc. (a)			1,451	16,705

				$154,742

Total Common Stocks				$352,037

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
GMAC, Inc., 7% (z)			167	$119,353

	Strike Price	First Exercise
Warrants – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	822	$4,521
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	823	3,126

Total Warrants				$7,647

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Recovery Rights, Expiring January 2021 (a)			1,250,000	$0

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value			7,075,060	$7,075,060

Total Investments				$278,426,664

Other Assets, Less Liabilities – 1.0%				2,761,514

Net Assets – 100.0%				$281,188,178

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,332,464, representing 20.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	9/21/04	$787,745	$33,750
Airgas, Inc., 7.125%, 2018	1/26/10	190,343	189,000
American Media Operations, Inc., 9%, 2013	1/30/09 - 11/02/09	17,856	16,349
American Media Operations, Inc., 14%, 2013	1/30/09 - 11/02/09	165,999	171,229
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,046,798	60,000
Anthracite Ltd., CDO, FRN, “A”, 0.591%, 2019	1/28/10	346,144	338,780
BFF International Ltd., 7.25%, 2020	1/21/10	102,101	101,841
Banco Votorantim, 7.375%, 2020	1/12/10	119,000	120,636
Banco do Brasil (Cayman Branch), 6%, 2020	1/15/10	378,913	378,745
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040	3/01/06	541,593	230,285
Bosphorus Financial Services Ltd., FRN, 2.072%, 2012	3/08/05	450,000	430,154
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	457,885	461,662
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,097,484	1,135,804
Colbun S.A., 6%, 2020	1/14/10	630,472	636,557
Crest Ltd., “A1” CDO, 0.731%, 2018	1/21/10	636,465	636,114
Crown Castle Towers LLC, 6.113%, 2040	1/08/10	838,000	868,843
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,556	561,091
Energy Future Holdings, 10%, 2020	1/07/10	222,865	226,050
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	654,467	246,914
Falcon Franchise Loan LLC, FRN, 3.038%, 2021	1/18/02	174,834	146,704
Falcon Franchise Loan LLC, FRN, 3.67%, 2025	1/29/03	307,684	203,651
GMAC LLC, FRN, 6.02%, 2033	11/17/00	1,730,527	1,653,532
GMAC, Inc., 7% (Preferred Stock)	12/29/08	128,590	119,353
Hexion Finance Escrow LLC, 8.875%, 2018	1/14/10 - 1/26/10	206,042	202,388
Irish Life & Permanent PLC, 3.6%, 2013	1/07/10	1,299,309	1,309,068
LBG Capital No. 1 PLC, 7.875%, 2020	1/08/10	189,060	184,800
LBI Media, Inc., 8.5%, 2017	7/18/07	187,422	161,500
Lloyds TSB Bank PLC, 5.8%, 2020	1/05/10	1,087,471	1,077,894
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 12/15/09	488,598	265,450
Macquarie Group Ltd., 6%, 2020	1/07/10	932,173	922,048
McJunkin Red Man Holding Corp., 9.5%, 2016	1/21/10 - 1/22/10	147,184	144,638
Morgan Stanley Capital I, Inc., 1.269%, 2039	7/20/04	260,969	151,997
Petroleos Mexicanos, 6%, 2020	1/28/10	758,692	758,692
Prudential Securities Secured Financing Corp., FRN, 7.3%, 2013	12/06/04	915,411	782,065
Qwest Communications International, Inc., 7.125%, 2018	1/07/10 - 1/08/10	266,168	263,250
Republic of Indonesia, 5.875%, 2020	1/12/10	442,738	453,146
Republic of Vietnam, 6.75%, 2020	1/25/10	98,577	100,375
Salomon Brothers Mortgage Securities, Inc., FRN, 6.841%, 2032	1/07/05	1,174,193	1,130,512
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	184,432	185,122

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
TNK-BP Finance S.A., 7.25%, 2020	1/27/10	$224,040	$225,948
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	322,288	296,800
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020	1/13/10	98,427	101,000
Williams Cos., Inc., FRN, 2.251%, 2010	8/06/09	627,687	629,706

Total Restricted Securities			$18,313,443
% of Net Assets			6.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$29,580	$435,777	$13,680	$479,037
Non-U.S. Sovereign Debt	—	57,056,014	—	57,056,014
Corporate Bonds	—	145,448,298	—	145,448,298
Residential Mortgage-Backed Securities	—	7,854,015	—	7,854,015
Commercial Mortgage-Backed Securities	—	7,588,556	—	7,588,556
Asset-Backed Securities (including CDOs)	—	2,921,285	—	2,921,285
Foreign Bonds	—	46,403,746	—	46,403,746
Floating Rate Loans	—	3,324,763	—	3,324,763
Other Fixed Income Securities	—	275,890	—	275,890
Mutual Funds	7,075,060	—	—	7,075,060

Total Investments	$7,104,640	$271,308,344	$13,680	$278,426,664

Other Financial Instruments
Futures	$(7,860)	$—	$—	$(7,860)
Swaps	—	32,939	—	32,939
Forward Currency Contracts	—	658,600	—	658,600

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Other Financial Instruments
Balance as of 10/31/09	$6,387	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	7,293	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 01/31/10	$13,680	$—

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at January 31, 2010 is $7,293.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$271,716,713

Gross unrealized appreciation	$16,543,748
Gross unrealized depreciation	(9,833,797)

Net unrealized appreciation (depreciation)	$6,709,951

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Deutsche Bank	975,000	2/2/10	$522,508	$517,241	$5,267
SELL	BRL	HSBC Bank	474,000	2/2/10	255,251	251,459	3,792
SELL	CAD	UBS AG	1,224,880	3/10/10	1,160,539	1,145,550	14,989
SELL	EUR	HSBC Bank	286,918	3/15/10	408,166	397,773	10,393
SELL	EUR	JPMorgan Chase Bank	4,249,553	3/15/10	6,208,193	5,891,424	316,769
SELL	EUR	UBS AG	6,593,548	3/15/10	9,633,173	9,141,053	492,120
BUY	KRW	JPMorgan Chase Bank	474,563,000	2/11/10	407,595	408,389	794

							$844,124

Liability Derivatives
BUY	BRL	Deutsche Bank	1,950,000	2/2/10-3/2/10	$1,075,849	$1,032,113	$(43,736)
BUY	BRL	HSBC Bank	948,000	2/2/10-3/2/10	524,401	501,766	(22,635)
BUY	CNY	Deutsche Bank	3,084,000	5/17/10	458,792	451,612	(7,180)
BUY	CNY	HSBC Bank	6,149,000	5/17/10	914,621	900,442	(14,179)
SELL	GBP	Barclays Bank	861,542	4/12/10	1,375,409	1,376,495	(1,086)
SELL	GBP	Deutsche Bank	861,542	4/12/10	1,375,926	1,376,495	(569)
BUY	INR	Merrill Lynch	32,064,000	2/11/10	701,880	694,038	(7,842)
SELL	JPY	JPMorgan Chase Bank	193,372,475	4/12/10	2,084,114	2,142,869	(58,755)
BUY	KRW	Merrill Lynch International	476,537,000	3/8/10	420,969	409,809	(11,160)
BUY	SEK	UBS AG	281,704	4/12/10	38,935	38,130	(805)
BUY	TRY	Credit Suisse	1,024,000	3/12/10	697,547	679,970	(17,577)

							$(185,524)

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	32	$3,726,750	Mar-10	$(5,112)
U.S. Treasury Note 10 yr (Long)	USD	15	1,772,344	Mar-10	(2,748)

					$(7,860)

Swap Agreements at 1/31/10

Expiration		Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay		Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	1,130,000		Merrill Lynch International		(1)	0.68% (fixed rate)		$11,029
9/20/14	USD	1,260,000	(a)	Goldman Sachs International	1.00% (fixed rate)			(2)	21,910

									$32,939

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/31/13.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, a B rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $2,675.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,778,316	24,787,585	(19,490,841)	7,075,060

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,342	$7,075,060

(5) Country Weightings

Country weighting percentages of portfolio holdings, based on net assets as of January 31, 2010, are as follows:

United States	62.6%
Japan	4.2%
Germany	3.3%
United Kingdom	3.2%
France	2.9%
Canada	2.5%
Italy	2.3%
Netherlands	2.1%
Spain	1.8%
Other Countries	15.1%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.